Basis of Presentation and General Information (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Domicile of entity	Marshall Islands
Description of nature of entity's operations and principal activities	The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis.